FAIR VALUE MEASUREMENTS - Schedule of NAV Investments (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 244,097,792	$ 225,206,804
Investment, Identifier [Axis]: Collective trusts | BlackRock Mid Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	2,014,690
Notice Period	5 days
Investment, Identifier [Axis]: Collective trusts | Clearbridge Large Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 6,906,581	11,195,315
Notice Period	5 days
Investment, Identifier [Axis]: Collective trusts | T.Rowe Price Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,166,042	5,529,467
Notice Period	12 months
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 14,072,623	$ 18,739,472
Notice period, threshold value	$ 1,000,000